PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 28, 2025
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	The cost of property, plant and equipment less its residual value, if any, is depreciated on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Buildings and improvements(1)	5 to 40 years
Manufacturing equipment(2)	2 to 20 years
Other equipment	3 to 10 years
(1) The majority of the Company's buildings are depreciated over a 30 to 40 year period.
(2) The majority of the Company's manufacturing equipment is depreciated over a 15 to 20 year period.
PROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2025

Cost
Balance, December 29, 2024	$128,908	$650,526	$1,438,323	$175,108	$57,714	$2,450,579
Additions	17	20,688	36,735	6,571	43,112	107,123
Additions through business acquisitions	45,010	89,043	176,916	—	—	310,969
Transfers	—	7,674	45,086	1,004	(53,764)	—
Disposals(1)	—	(451)	(34,009)	(3,872)	—	(38,332)
Balance, December 28, 2025	$173,935	$767,480	$1,663,051	$178,811	$47,062	$2,830,339

Accumulated depreciation
Balance, December 29, 2024	$—	$286,160	$850,185	$140,994	$—	$1,277,339
Depreciation (note 22)	—	28,441	78,979	11,590	—	119,010
Disposals(1)	—	(207)	(29,978)	(3,544)	—	(33,729)
Balance, December 28, 2025	$—	$314,394	$899,186	$149,040	$—	$1,362,620
Carrying amount, December 28, 2025	$173,935	$453,086	$763,865	$29,771	$47,062	$1,467,719

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2024

Cost
Balance, December 31, 2023	$129,569	$601,486	$1,313,960	$172,228	$185,251	$2,402,494
Additions	238	24,652	55,770	8,065	53,764	142,489
Transfers	—	73,707	103,684	3,910	(181,301)	—
Disposals(1)	(899)	(49,319)	(35,091)	(9,095)	—	(94,404)
Balance, December 29, 2024	$128,908	$650,526	$1,438,323	$175,108	$57,714	$2,450,579

Accumulated depreciation
Balance, December 31, 2023	$—	$283,325	$806,086	$138,568	$—	$1,227,979
Depreciation (note 22)	—	26,620	72,996	11,516	—	111,132
Disposals(1)	—	(23,785)	(28,897)	(9,090)	—	(61,772)
Balance, December 29, 2024	$—	$286,160	$850,185	$140,994	$—	$1,277,339
Carrying amount, December 29, 2024	$128,908	$364,366	$588,138	$34,114	$57,714	$1,173,240
(1) Disposals include the write-off of certain equipment relating to facility closures. See note 19 "Restructuring and acquisition-related costs" for additional information.

	2025	2024

Depreciation of property, plant and equipment (note 9)	$119,010	$111,132
Depreciation of right-of-use assets (note 10)	18,658	14,128
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(6,743)	(298)
Amortization of intangible assets, excluding software (note 11)	11,273	8,104
Amortization of software (note 11)	5,368	5,136
Depreciation and amortization included in net earnings	$147,566	$138,202